LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of operating lease related assets and liabilities

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Right-of-use asset	259	259
Accumulated depreciation	(222)	(241)
Right-of-use asset, net	37	18

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Operating lease liabilities
Current portion	37	18
Non-current portion	–	–
Total operating lease liabilities	37	18

Schedule of maturity of operating lease liabilities

2025
US$’000
Future payment	18
2025 (remainder of year)	(*)
Present value of lease liabilities	18

*	Denotes amount less than US$1,000

Schedule of finance lease related assets and liabilities

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Motor vehicle	239	239
Accumulated depreciation	(48)	(60)
Motor vehicle, net	191	179

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Finance lease liabilities
Current portion	29	30
Non-current portion	72	65
Total finance lease liabilities	101	95

Schedule of maturity of finance lease liabilities

2025
US$’000
2025 (remainder of year)	18
2026	34
2027	34
2028	17
Total	103
Imputed interest	(8)
Present value of lease liabilities	95